Long-term debt - Maturity profile (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Maturity profile
Long-term debt	R 117,031	R 124,068	R 104,834
Within one year
Maturity profile
Long-term debt	1,118	41,749
Within one year | As reported on
Maturity profile
Long-term debt		29,800
Within one year | Revision
Maturity profile
Long-term debt		11,985
One to five years
Maturity profile
Long-term debt	99,671	32,747
One to five years | As reported on
Maturity profile
Long-term debt		44,700
One to five years | Revision
Maturity profile
Long-term debt		(11,985)
More than five years
Maturity profile
Long-term debt	R 16,242	R 49,572